Equity-Based Compensation	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Equity [Abstract]
Equity-Based Compensation
15.	Equity-Based Compensation
The Company accounts for equity grants to employees as equity-based compensation under ASC 718. The incentive units granted to employees are incentive units of Forgent Parent I LP, Forgent Parent II LP, and Forgent Parent III LP. Incentive units contain various vesting provisions, as defined in the unit agreements. Incentive units also vest upon certain performance criteria as defined in the unit agreement. Vested units do not forfeit upon termination and represent a residual interest in a partnership. Holders of the incentive units are entitled to distributions on vested awards in accordance with their respective distribution waterfall. Equity-based compensation cost is measured at the grant date fair value and is recognized on a straight-line basis over the requisite service period, including those units with graded vesting with a corresponding credit to member’s equity as a capital contribution. Vesting related to the portion of incentive units with performance vesting and those which vest upon a sale are not considered probable at the reporting date. As such, no compensation expense is recognized until vesting is probable. However, the amount of equity-based compensation at any date is equal to the portion of the grant date value of the award that is vested.
The incentive units issued to employees are measured at fair value on the grant date using an option pricing model. The Company utilizes the estimated weighted average of the expected fund life dependent on various exit scenarios to estimate the expected term of the awards. Expected volatility is based on the average of historical and implied volatility of a set of comparable companies, adjusted for size and leverage. The risk-free rates are based on the yields of U.S. Treasury instruments with comparable terms. Actual results may vary depending on the assumptions applied within the model.
During the three and six months ended December 31, 2024, the Company recorded $0.4 million and $0.9 million, respectively, in equity-based compensation. During the three and six months ended December 31, 2025, the Company recognized $1.6 million and $2.2 million, respectively, in equity-based compensation. As of December 31, 2025, the Company had $12.4 million of unrecognized compensation costs which are expected to be recognized over a weighted average period of 3.6 years. For the three and six months ended December 31, 2025 and 2024, forfeitures were immaterial.

17.	Equity-Based Compensation
The Company accounts for equity grants to employees as equity-based compensation under ASC 718. The incentive units granted to employees are incentive units of Forgent Parent I, Forgent Parent II and Forgent Parent III. Incentive units contain various vesting provisions, as defined in the unit agreements. Incentive units also vest upon certain performance criteria as defined in the unit agreement. Vested units do not forfeit upon termination and represent a residual interest in a partnership. Holders of the incentive units are entitled to distributions on vested awards in accordance with their respective distribution waterfall. Equity-based compensation cost is measured at the grant date fair value and is recognized on a straight-line basis over the requisite service period, including those units with graded vesting with a corresponding credit to member’s equity as a capital contribution. Vesting related to the portion of incentive units with performance vesting and those which vest upon a sale are not considered probable at the reporting date. As such, no compensation expense will be recognized until vesting is probable. However, the amount of equity-based compensation at any date is equal to the portion of the grant date value of the award that is vested.
The incentive units issued to employees are measured at fair value on the grant date using an option pricing model. The Company utilizes the estimated weighted average of the expected fund life dependent on various exit scenarios to estimate the expected term of the awards. Expected volatility is based on the average of historical and implied volatility of a set of comparable companies, adjusted for size and leverage. The risk-free rates are based on the yields of U.S. Treasury instruments with comparable terms. Actual results may vary depending on the assumptions applied within the model.
From Inception through June 30, 2024 and the year ended June 30, 2025 (Successor), the Company recognized $0.7 million and $1.8 million, respectively in equity-based compensation. As of June 30, 2025, the Company had $7.6 million of unrecognized compensation costs which is expected to be recognized over a weighted average period of 3.8 years. From Inception through June 30, 2024 there were no forfeitures and for the year ended June 30, 2025, forfeitures were immaterial.